Report Of The Directors Financial Review Risk Report - Scenario weighting (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Upside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Upside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Upside scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Upside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Upside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Upside scenario | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Upside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Upside scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Upside scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	5.00%
Central scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	75.00%
Central scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	60.00%
Central scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	70.00%
Central scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	55.00%
Central scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	55.00%
Central scenario | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	70.00%
Central scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	60.00%
Central scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	70.00%
Central scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	75.00%	70.00%
Downside scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	10.00%
Downside scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	25.00%
Downside scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Downside scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Downside scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Downside scenario | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	15.00%
Downside scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	25.00%
Downside scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Downside scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	10.00%	20.00%
Downside 2 scenario
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – UK
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Downside 2 scenario | – US
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | – Hong Kong
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mainland China
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Canada
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Downside 2 scenario | – France
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	10.00%
Downside 2 scenario | UAE
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%
Downside 2 scenario | Mexico
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Probability	5.00%	5.00%